SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 18, 2017	Mar. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	9,913,794	9,913,794	9,022,371	9,913,794
Number of Share Options, Ending Balance	9,913,794	9,022,371	6,929,538	6,929,538	9,913,794
Number of Share Options, Exercised		(891,423)	(2,092,833)
Number of Share Options, Exercisable			6,929,538	6,929,538
Weighted-Average Exercise Price, Beginning Balance	$ 1.58	$ 1.14	$ 1.14	$ 1.58
Weighted-Average Exercise Price, Ending Balance	$ 1.14	1.14	0.80	0.80	$ 1.58
Weighted-Average Exercise Price, Exercised		$ 1.13	0.88
Weighted-Average Exercise Price, Exercisable			$ 0.80	$ 0.80
Weighted-Average Remaining Contractual Term, Outstanding				1 year 9 months 7 days
Weighted-Average Remaining Contractual Term, Exercisable				1 year 9 months 7 days
Aggregate Intrinsic Value, Outstanding			$ 61,558	$ 61,558
Aggregate Intrinsic Value, Exercisable			$ 61,558	$ 61,558
2006 Share Incentive Plan [Member] | Share options [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options			6,929,538	6,929,538
Weighted-Average Exercise Price			$ 0.80	$ 0.80
Weighted-Average Remaining Contractual Term				1 year 9 months 7 days
Aggregate Intrinsic Value			$ 61,558	$ 61,558
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	10,852,351	10,843,669	15,373,948	10,852,351
Number of Share Options, Ending Balance	10,843,669	15,373,948	13,446,511	13,446,511	10,852,351
Number of Share Options, Exercised		(379,299)	(147,912)
Number of Share Options			13,446,511	13,446,511
Number of Share Options, Exercisable			920,556	920,556
Weighted-Average Exercise Price, Beginning Balance	$ 5.61	$ 5.61	$ 5.52	$ 5.61
Weighted-Average Exercise Price, Ending Balance	$ 5.61	5.52	5.55	5.55	$ 5.61
Weighted-Average Exercise Price, Exercised		$ 4.26	3.93
Weighted-Average Exercise Price			5.55	5.55
Weighted-Average Exercise Price, Exercisable			$ 3.93	$ 3.93
Weighted-Average Remaining Contractual Term, Outstanding				7 years 11 months 4 days
Weighted-Average Remaining Contractual Term				7 years 11 months 4 days
Weighted-Average Remaining Contractual Term, Exercisable				4 years 2 months 27 days
Aggregate Intrinsic Value, Outstanding			$ 55,528	$ 55,528
Aggregate Intrinsic Value			55,528	55,528
Aggregate Intrinsic Value, Exercisable			$ 5,296	$ 5,296
Number of Share Options, Forfeited or expired	(8,682)	(347,811)	(1,902,678)
Number of Share Options, Granted		5,257,389	123,153
Weighted-Average Exercise Price, Forfeited or expired	$ 5.76	$ 5.32	$ 5.40
Weighted-Average Exercise Price, Granted		$ 6.16	$ 7.39
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Exercised				(1,040,485)
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance	12,374,710			12,374,710
Number of Share Options, Ending Balance			15,067,193	15,067,193	12,374,710
Number of Share Options, Exercised				(1,040,485)
Number of Share Options			15,067,193	15,067,193
Number of Share Options, Exercisable			4,525,458	4,525,458
Weighted-Average Exercise Price, Beginning Balance	$ 0.11			$ 0.11
Weighted-Average Exercise Price, Ending Balance			$ 0.12	0.12	$ 0.11
Weighted-Average Exercise Price, Exercised				0.17
Weighted-Average Exercise Price			0.12	0.12
Weighted-Average Exercise Price, Exercisable			$ 0.09	$ 0.09
Weighted-Average Remaining Contractual Term, Outstanding				8 years 5 months 20 days
Weighted-Average Remaining Contractual Term				8 years 5 months 20 days
Weighted-Average Remaining Contractual Term, Exercisable				7 years 3 months 15 days
Aggregate Intrinsic Value, Outstanding			$ 595	$ 595
Aggregate Intrinsic Value			595	595
Aggregate Intrinsic Value, Exercisable			$ 270	$ 270
Number of Share Options, Granted				7,143,469	0
Weighted-Average Exercise Price, Granted				$ 0.17
Number of Shares Options, Forfeited or expired				(3,410,501)
Weighted-Average Exercise Price, Forfeited or expired				$ 0.17